Income Taxes - Schedule of Effective Income Tax Reconciliation (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Aug. 31, 2019	Sep. 30, 2018	Aug. 31, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Computed expected tax benefit						$ (144,963)	$ (39,616)	$ (24,206)
Change in valuation allowance affecting income tax expense						52,916	39,499	26,892
Goodwill impairment not resulting in tax impact						78,869	0	0
Other expense (income) not resulting in tax impact						568	1,211	(1,585)
Tax amortization of indefinite-lived assets						0	4,001	4,000
2017 Federal tax reform enactment							(9,020)
State and local income taxes, net of federal income taxes						1,058	2,032	2,047
Total Income tax expense (benefit)	$ 204	$ 438	$ 1,346	$ 1,775	$ 4,039	$ (11,552)	$ (1,893)	$ 7,148